Accrued liabilities and provisions - Details of contingent liabilities (Details) $ in Billions	12 Months Ended
	Dec. 31, 2025 COP ($) item	Dec. 31, 2024 COP ($) item
Accrued liabilities and provisions
Number of processes of contingent liabilities	771	939
Amounts involved of contingent liabilities | $	$ 3,248	$ 3,812
Labor
Accrued liabilities and provisions
Number of processes of contingent liabilities	527	667
Amounts involved of contingent liabilities | $	$ 87	$ 105
Ordinary administrative
Accrued liabilities and provisions
Number of processes of contingent liabilities	133	148
Amounts involved of contingent liabilities | $	$ 2,437	$ 2,980
Constitutional
Accrued liabilities and provisions
Number of processes of contingent liabilities	66	75
Amounts involved of contingent liabilities | $	$ 644	$ 644
Civil
Accrued liabilities and provisions
Number of processes of contingent liabilities	39	44
Amounts involved of contingent liabilities | $	$ 3	$ 3
Penal
Accrued liabilities and provisions
Number of processes of contingent liabilities	4	4
Arbitration
Accrued liabilities and provisions
Number of processes of contingent liabilities	2	1
Amounts involved of contingent liabilities | $	$ 77	$ 80